Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents	$ 6,358	$ 781
Restricted cash	656
Trade and other receivables	16,474	11,292
Inventories	12,451	9,698
Prepaid expenses	6,017	7,647
Total current assets	41,956	29,418
Non-current assets
Property, plant and equipment	13,043	9,974
Long-term deposit	257	90
Deposits for Jamestown equipment	6,608
Deferred income tax asset	2,067
Total non-current assets	21,975	10,064
Total assets	63,931	39,482
Current liabilities
Trade and other payables	9,555	9,460
Working capital facilities		16,283
Promissory notes		519
Short term loans		1,630
Derivative liability	144	155
Relief and recovery fund payable	21	13
Lease liability	358	471
Total current liabilities	10,078	28,531
Non-current liabilities
Lease liability	1,457	1,871
Long term loan	20,744
Government assistance payable	216	152
Other payables	309	343
Total non-current liabilities	22,726	2,366
Equity
Share capital	134,866	116,408
Contributed surplus	11,508	10,904
Warrants	4,725	4,725
Accumulated other comprehensive income	5,909	5,792
Deficit	(125,881)	(129,244)
Total equity	31,127	8,585
Total liabilities and equity	$ 63,931	$ 39,482